SCHEDULE OF DEPOSITS PREPAYMENTS AND OTHER RECEIVABLES (Details) (Parenthetical) - SGD ($)		Dec. 31, 2024	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Security deposit	[1]	$ 922,920	$ 830,220
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepayment paid		3,386,043
Advance		681,437
Security deposit		$ 778,000	$ 778,000

[1]	This amount includes a security deposit paid to a related party, LRS- Premium Pte. Ltd., for the security deposit paid for the rental of Central Kitchen and rental of equipment. (December 31, 2024: S$778,000; June 30, 2024: S$778,000)